REVERSE STOCK SPLIT (Details)			12 Months Ended
	Mar. 06, 2014 $ / shares shares	Sep. 19, 2013	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares
REVERSE STOCK SPLIT [Abstract]
Common stock, shares authorized | shares	1,000,000,000		1,000,000,000	1,000,000,000
Common stock, par value per share | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001
Stock split ratio	0.1	0.10	0.10